KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
KALMAR “GROWTH-WITH-VALUE” SMALL CAP FUND
Investment Objective
The Kalmar “Growth-with-Value” Small Cap Fund’s (the “Fund”) investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND - USD ($)	Investor Class	Advisor Class	Institutional Class
Maximum Sales Charge (Load) on Purchases	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge on Reinvested Dividends	none	none	none
Redemption Fee (as a percentage of amounts redeemed within 30 days of purchase)	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND		Investor Class		Advisor Class		Institutional Class
Management Fee		1.00%		1.00%		1.00%
Distribution and Service (12b-1) Fees		none		none		none
Total Other Expenses		0.36%		0.28%		0.18%
Other Expenses		0.18%		0.18%		0.18%
Shareholder Services (non-12b-1) Fees		0.18%	[1]	0.10%	[1]	none
Total Annual Fund Operating Expenses	[2]	1.36%		1.28%		1.18%
[1]	The Board of Trustees has adopted Shareholder Services Plans for the Investor Class and the Advisor Class permitting the payment of shareholder service fees of up to 0.25% and 0.10%, respectfully.
[2]	The Fund’s investment adviser, Kalmar Investment Advisers (“Kalmar” or the “Adviser”), has contractually agreed to the reimbursement of other operating expenses or the waiver of all or a portion of its advisory fee in order to limit “Total Annual Fund Operating Expenses,” excluding extraordinary expenses, brokerage commissions, interest and “Acquired Fund” fees and expenses, to, as a percentage of average daily net assets, 1.50% , 1.35% and 1.25% with respect to the Investor Class, the Advisor Class and the Institutional Class, respectively (the “Expense Limitation”). As of the Fund’s most recent fiscal year, the Adviser was not required to make any reimbursements or waivers to maintain the Expense Limitation; however, based on Fund operating expense accrual levels as of the date of this prospectus the adviser is currently making reimbursements and/or waivers in accordance with the Expense Limitation Agreement such that net expenses (after any waivers and/or reimbursements) are no higher than contractual limits. Kalmar will reimburse expenses attributable to a specific class before waiving its advisory fee or reimbursing other expenses allocated to the Fund as a whole (“Fund-wide expenses”). The Expense Limitation will remain in place until April 30, 2017, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees of Kalmar Pooled Investment Trust (the “Trust”), the Adviser may recoup any expenses reimbursed or fees waived within a three-year period from the year in which the Adviser reimbursed expenses of a Class or the Fund or waived its fees. No recoupment will occur unless the expenses of a Class or the Fund are below the Expense Limitation.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses for each Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	138	431	745	1,635
Advisor Class	130	406	702	1,545
Institutional Class	120	375	649	1,432

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.01% of the average value of its portfolio.
Principal Investment Strategy
Under normal market conditions, the Fund will invest at least 80% of its assets in the common stocks of small capitalization (“small cap”) companies. The 80% policy is a non-fundamental policy that may be changed by the Fund’s Board of Trustees upon 60 days’ prior notice to shareholders. The Fund considers small cap companies to be companies whose stock market capitalizations (total equity market value of outstanding shares) are $3.5 billion or less at the time of purchase or companies whose stock market capitalizations are within the current market capitalization range of the Russell 2000 Growth Index or the Russell 2000 Index at the time of purchase. As of December 31, 2015, the stock market capitalization ranges of the Russell 2000 Growth Index and the Russell 2000 Index indices were $19 million to $6.4 billion, and $15 million to $6.4 billion, respectively.

Using its “Growth-with-Value” investment philosophy, the Fund’s adviser, Kalmar Investment Advisers (“Kalmar”), seeks to invest in smaller companies that it believes have the potential for significant future business growth and capital appreciation, yet whose stocks, at the time of purchase, are also trading at prices that are undervalued in the public trading markets. Kalmar’s “Growth-with-Value” investment philosophy integrates what it believes to be the best elements of creative growth company investing with discriminating value-seeking investment disciplines all with a view toward longer-term ownership of the “good growth businesses” underlying their stocks. Kalmar seeks to invest in dynamic, forward-looking companies with small market capitalizations capable of strong present and future growth by offering solutions to real problems or innovative products and services to growing markets of substance.

Kalmar’s investment philosophy is primarily a fundamentals-driven approach, with the goal of fewer, better investment decisions, for longer holding periods and larger gains. The Fund’s research/portfolio management team uses an independent, hands-on, in-house-research-driven approach to investment management decision-making. Kalmar believes that this conservative approach to small company investing can result in both lower risk and higher rewards over the longer term when compared to the small company equity markets generally, or to the typical high-turnover “aggressive growth” or “emerging growth” investment styles of many other small cap investment managers. By investing with a longer-term focus, and thereby limiting trading and portfolio turnover, the Fund seeks to generate higher long-term returns, to limit transaction costs and to increase tax efficiency for its shareholders. Due to market factors such as appreciation and capital gains, a small cap company may appreciate to a mid or large cap company. The Fund may continue to hold the stock of such companies provided that it is consistent with the Fund’s investment objective and strategies.
Principal Risks of Investing in the Fund
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
  Common Stocks – The Fund invests in common stocks which are subject to market, economic and business risks that will cause their prices to fluctuate over time. While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even more extended periods. Therefore, the value of your investment in the Fund may fluctuate, sometimes rapidly and unpredictably, and you could lose money.
  Small Cap Stocks – A preponderant portion of the Fund’s investments will be in small cap stocks. Investments in small cap stocks involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses. Further, the market for small cap stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of small cap stocks.
  Market Risk – Investments in common stocks in general are subject to market, economic and business risks that will cause their market value to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.
  Management Risk – As with all mutual funds, the Fund is subject to the risk that an investment strategy used by Kalmar may fail to produce the intended result and the Fund may be unable to achieve its investment objective.
  Opportunity Risk – As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
  Value Investing Risk – The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

Performance Information
The bar chart and performance table below illustrates some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class from year to year and by showing how the average annual total returns of the Fund’s Investor Class for 1 year, 5 years and 10 years compare with those of the Russell 2000® Growth Index, a broad-based securities index that serves as the Fund’s benchmark. The Russell 2000® Index provides a comparison to a broader universe of small cap companies (both growth and value). Because shares of each Class are invested in the same portfolio of securities, the performance of the Investor Class shares would have substantially similar annual returns as the Advisor and Institutional Classes. The annual returns of the Advisor and Institutional Classes would differ from the Investor Class only to the extent that those Classes do not have the same expenses.

Past performance (before and after taxes) is not necessarily an indication of future results.
Kalmar “Growth-with-Value” Small Cap Fund Calendar Year Total Return - Investor Class Shares

Best Quarter	Worst Quarter
12/31/2010	12/31/2008
18.53%	(27.83)%

Investor Class Average Annual Total Return as of 12/31/15
Average Annual Total Returns - KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND	1 Year	5 Years	10 Years
Investor Class	(7.16%)	7.08%	6.09%
Investor Class | Return After Taxes on Distributions	(11.68%)	5.20%	4.75%
Investor Class | Return After Taxes on Distributions and Sale of Shares	(0.25%)	5.72%	5.04%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	(1.38%)	10.67%	7.95%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(4.41%)	9.19%	6.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.